Management Risks - Maximum Exposure of Loan Operations and Lease Operations Portfolio Segregated By Business Sector (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 493,367	R$ 490,366
Loan operations and lease operations percentage	100.00%	100.00%
Public sector [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 2,366	R$ 3,051
Loan operations and lease operations percentage	0.50%	0.60%
Industry and commerce [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 106,620	R$ 112,067
Loan operations and lease operations percentage	21.60%	22.80%
Services [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 113,981	R$ 118,102
Loan operations and lease operations percentage	23.10%	24.10%
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 23,013	R$ 24,362
Loan operations and lease operations percentage	4.70%	5.00%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 3,642	R$ 2,839
Loan operations and lease operations percentage	0.70%	0.60%
Individuals [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 243,745	R$ 229,945
Loan operations and lease operations percentage	49.40%	46.90%